Note 32 (Tables)	6 Months Ended
Jun. 30, 2024
Net Interest Income [Abstract]
Interest income breakdown by origin [Table Text Block]
The breakdown of the interest and other income recognized in the condensed consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	June 2024	June 2023
Financial assets held for trading	3,079	2,093
Financial assets at fair value through other comprehensive income	1,575	1,913
Financial assets at amortized cost ⁽¹⁾	24,758	17,305
Insurance activity	696	493
Adjustments of income as a result of hedging transactions	340	(57)
Other income	231	149
Total	30,680	21,897
(1) Includes interest on demand deposits at central banks and credit institutions.

Interest expense breakdown by origin [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	June 2024	June 2023
Financial liabilities held for trading	2,890	1,532
Financial liabilities designated at fair value through profit or loss	90	51
Financial liabilities at amortized cost	13,404	8,215
Adjustments of expense as a result of hedging transactions	674	296
Insurance activity	488	294
Cost attributable to pension funds	85	59
Other expense	57	40
Total	17,687	10,487